Income Taxes (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Section 743 carryforward		$ 37,657
Deferred compensation accrual		2,416
Leasehold improvement reimbursements		3,264
Inventory		2,126
Other		1,178
Total deferred income tax assets		46,641
Deferred income tax liabilities:
Stock-based compensation		824
Depreciation		15,588
Total deferred income tax liabilities		16,412
Net deferred income tax assets		30,229
Net deferred income tax assets recorded on the balance sheet:
Current	9,364	9,364
Long-term		$ 20,865